1
The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — June 30, 2026 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 80 .1%
Aerospace and Defense — 2 .7%
$ 500,000 AST SpaceMobile Inc. ,
2.000% , 01/15/36 (a) ............. $ 582,475
800,000 BlackSky Technology Inc. ,
8.250% , 08/01/33 (a) ............. 1,030,800
800,000 Voyager Technologies Inc. ,
0.750% , 11/15/30 (a) ............. 1,049,760
2,663,035
Business Services — 2 .9%
800,000 IREN Ltd. ,
1.000% , 12/01/33 (a) ............. 696,400
100,000 Keel Infrastructure Corp. ,
1.250% , 01/15/32 (a) ............. 110,921
1,000,000 Live Nation Entertainment Inc. ,
2.875% , 01/15/30 ............... 1,196,000
580,000 Terawulf Inc. ,
Zero Coupon , 05/01/32 (a) ......... 860,550
2,863,871
Computer Software and Services — 11 .5%
Akamai Technologies Inc.
500,000 Zero Coupon , 05/15/32 (a) ......... 460,940
900,000 0.250% , 05/15/33 ............... 1,314,675
425,000 CoreWeave Inc. ,
1.750% , 10/01/32 (a) ............. 469,115
1,500,000 CyberArk Software Ltd. ,
Zero Coupon , 06/15/30 ........... 2,495,547
Nebius Group NV
250,000 1.250% , 03/15/31 (a) ............. 435,465
1,500,000 2.750% , 09/15/32 (a) ............. 3,209,135
750,000 2.625% , 03/15/33 (a) ............. 1,328,305
750,000 Snowflake Inc. ,
Zero Coupon , 10/01/29 ........... 1,327,950
200,000 Tyler Technologies Inc. ,
0.500% , 07/15/31 (a) ............. 198,350
11,239,482
Consumer Services — 1 .2%
1,000,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 ............... 1,198,000
Diversified Industrial — 2 .4%
1,200,000 BWX Technologies Inc. ,
Zero Coupon , 11/01/30 (a) ......... 1,231,800
PureCycle Technologies Inc.
600,000 7.250% , 08/15/30 ............... 647,034
400,000 4.750% , 07/01/32 ............... 407,268
2,286,102
Energy and Energy Services — 7 .8%
1,350,000 Energy Fuels Inc. ,
0.750% , 11/01/31 (a) ............. 1,407,375
Principal
Amount
Market
Value
$ 2,000,000 FirstEnergy Corp. ,
3.875% , 01/15/31 ............... $ 2,222,900
1,000,000 Golar LNG Ltd. ,
2.750% , 12/15/30 ............... 1,140,900
700,000 Liberty Energy Inc. ,
Zero Coupon , 03/01/31 (a) ......... 722,575
900,000 Peabody Energy Corp. ,
0.500% , 06/01/31 (a) ............. 832,050
800,000 Solaris Energy Infrastructure Inc. ,
0.250% , 10/01/31 ............... 1,303,000
7,628,800
Energy and Utilities — 11 .2%
500,000 Bloom Energy Corp. ,
Zero Coupon , 11/15/30 (a) ......... 916,125
CMS Energy Corp.
1,100,000 3.375% , 05/01/28 ............... 1,228,425
400,000 3.125% , 05/01/31 (a) ............. 407,600
1,440,000 Crescent Energy Co. ,
2.750% , 03/15/31 (a) ............. 1,419,840
2,000,000 Fluor Corp. ,
1.125% , 08/15/29 ............... 2,653,500
875,000 Ormat Technologies Inc. , Ser. A ,
1.500% , 03/15/31 (a) ............. 952,700
PPL Capital Funding Inc.
1,400,000 2.875% , 03/15/28 ............... 1,590,750
500,000 3.000% , 12/01/30 (a) ............. 509,025
1,000,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 ............... 1,240,250
10,918,215
Equipment and Supplies — 1 .1%
1,000,000 Mirion Technologies Inc. ,
0.250% , 06/01/30 (a) ............. 1,068,250
Financial Services — 8 .4%
1,930,000 Bitfarms Ltd. ,
1.375% , 01/15/31 (a) ............. 2,264,855
1,125,000 Cleanspark Inc. ,
Zero Coupon , 02/15/32 (a) ......... 1,141,931
820,000 Galaxy Digital Holdings LP ,
2.500% , 12/01/29 (a) ............. 1,179,953
250,000 Kite Realty Group LP ,
3.250% , 04/15/32 (a) ............. 249,574
700,000 Pagaya Technologies Ltd. ,
6.125% , 10/01/29 ............... 1,116,893
500,000 Riot Platforms Inc. ,
0.750% , 01/15/30 ............... 1,005,360
1,050,000 WisdomTree Inc. ,
4.500% , 10/01/31 (a) ............. 1,195,005
8,153,571

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care — 15 .6%
$ 1,050,000 ANI Pharmaceuticals Inc. ,
2.250% , 09/01/29 ............... $ 1,361,929
1,200,000 Bridgebio Pharma Inc. ,
1.750% , 03/01/31 ............... 2,021,400
200,000 Celcuity Inc. ,
0.250% , 08/01/32 ............... 228,280
1,500,000 Cytokinetics Inc. ,
1.750% , 10/01/31 (a) ............. 2,250,000
1,700,000 Halozyme Therapeutics Inc. ,
0.875% , 11/15/32 (a) ............. 1,872,206
1,739,000 Ionis Pharmaceuticals Inc. ,
Zero Coupon , 12/01/30 (a) ......... 1,856,383
1,250,000 Ligand Pharmaceuticals Inc. ,
0.750% , 10/01/30 (a) ............. 2,140,625
350,000 Nuvation Bio Inc. ,
0.750% , 07/01/32 ............... 365,094
850,000 OSI Systems Inc. ,
2.250% , 08/01/29 ............... 1,136,458
2,000,000 Sarepta Therapeutics Inc. ,
4.875% , 09/01/30 (a) ............. 1,676,791
250,000 Viridian Therapeutics Inc. ,
1.750% , 05/15/32 ............... 268,837
15,178,003
Metals and Mining — 2 .8%
585,000 Atlas Energy Solutions Inc. ,
0.500% , 04/15/31 (a) ............. 787,556
450,000 Endeavour Silver Corp. ,
0.250% , 01/15/31 (a) ............. 465,975
100,000 First Majestic Silver Corp. ,
0.125% , 01/15/31 (a) ............. 111,800
500,000 MP Materials Corp. ,
3.000% , 03/01/30 (a) ............. 1,351,200
2,716,531
Real Estate Investment Trusts — 1 .8%
1,600,000 Digital Realty Trust LP ,
1.875% , 11/15/29 (a) ............. 1,718,400
Retail — 1 .2%
1,000,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 ............... 1,181,000
Semiconductors — 5 .4%
530,000 Cohu Inc. ,
1.500% , 01/15/31 (a) ............. 1,502,029
500,000 Nova Ltd. ,
Zero Coupon , 09/15/30 (a) ......... 924,729
800,000 ON Semiconductor Corp. ,
0.500% , 03/01/29 ............... 966,000
Principal
Amount
Market
Value
$ 900,000 Onto Innovation Inc. ,
Zero Coupon , 06/01/31 (a) ......... $ 1,188,810
350,000 Ultra Clean Holdings Inc. ,
Zero Coupon , 03/15/31 (a) ......... 657,945
5,239,513
Telecommunications — 4 .1%
1,000,000 ADTRAN Holdings Inc. ,
3.750% , 09/15/30 (a) ............. 1,525,500
250,000 Applied Digital Corp. ,
2.750% , 06/01/30 ............... 997,864
250,000 Bandwidth Inc. ,
Zero Coupon , 07/01/32 (a) ......... 287,375
250,000 Lumentum Holdings Inc. ,
0.375% , 03/15/32 (a) ............. 1,154,375
3,965,114
TOTAL CONVERTIBLE CORPORATE
BONDS ....................... 78,017,887
Shares
MANDATORY CONVERTIBLE SECURITIES (b) — 12 .6%
Aerospace and Defense — 1 .9%
14,465 The Boeing Co. ,
6.000% , 10/15/27 ............... 973,494
15,000 VSE Corp. ,
5.750% , 02/01/29 ............... 865,050
1,838,544
Business Services — 0 .7%
15,000 Oracle Corp. , Ser. D ,
6.500% , 01/15/29 ............... 674,250
Computer Software and Services — 4 .7%
400 Alphabet Inc. , Ser. A ,
6.250% , 05/15/29 ............... 20,356
30,400 Alphabet Inc. , Ser. B ,
6.250% , 05/15/29 ............... 1,529,120
26,000 Hewlett Packard Enterprise Co. ,
7.625% , 09/01/27 ............... 3,007,160
4,556,636
Energy and Energy Services — 0 .3%
5,800 The Southern Co. , Ser. A ,
7.125% , 12/15/28 ............... 288,492
Energy and Utilities — 2 .1%
40,000 NextEra Energy Inc. ,
7.234% , 11/01/27 ............... 1,988,000
2,000 PPL Corp. ,
7.000% , 02/15/29 ............... 98,140
2,086,140
Financial Services — 1 .1%
17,000 Shift4 Payments Inc. ,
6.000% , 05/01/28 ............... 1,058,590

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(b) (Continued)
Semiconductors — 1 .8%
22,500 Microchip Technology Inc. ,
7.500% , 03/15/28 ............... $ 1,725,975
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................... 12,228,627
COMMON STOCKS — 4 .8%
Aerospace and Defense — 0 .1%
400 The Boeing Co. † .................. 86,588
Broadcasting — 0 .1%
35,000 Grupo Televisa SAB , ADR ............ 94,850
Computer Hardware — 0 .1%
300 International Business Machines Corp. .. 84,363
Diversified Industrial — 0 .9%
200 AMETEK Inc. .................... 48,388
800 Chart Industries Inc. † .............. 167,152
1,000 General Electric Co. ................ 373,730
500 ITT Inc. ........................ 98,880
2,500 Textron Inc. ..................... 229,325
917,475
Energy and Energy Services — 0 .1%
1,500 Halliburton Co. ................... 50,925
Energy and Utilities — 0 .2%
12,000 Algonquin Power & Utilities Corp. ...... 70,320
1,500 Avista Corp. ..................... 61,365
900 National Fuel Gas Co. .............. 69,489
201,174
Entertainment — 0 .1%
1,000 Atlanta Braves Holdings Inc. , Cl. A † .... 56,310
2,000 Manchester United plc , Cl. A † ......... 45,860
7,500 Ollamani SAB † ................... 35,382
137,552
Financial Services — 1 .4%
300 American Express Co. .............. 101,475
400 Citigroup Inc. .................... 55,984
300 JPMorgan Chase & Co. ............. 98,199
100 Julius Baer Group Ltd. .............. 8,639
200 Morgan Stanley .................. 41,808
2,400 State Street Corp. ................. 407,040
4,000 The Bank of New York Mellon Corp. .... 578,440
100 The PNC Financial Services Group Inc. .. 24,622
1,316,207
Food and Beverage — 0 .1%
200 Brown-Forman Corp. , Cl. A .......... 5,472
Shares
Market
Value
800 Pernod Ricard SA ................. $ 58,373
800 Remy Cointreau SA ................ 39,379
300 The Campbell's Company ........... 6,681
109,905
Health Care — 0 .7%
1,000 Baxter International Inc. ............. 21,320
300 Johnson & Johnson ............... 76,191
800 Merck & Co. Inc. .................. 102,800
6,200 Pfizer Inc. ...................... 149,296
6,700 Roche Holding AG , ADR ............ 344,045
693,652
Hotels and Gaming — 0.0%
1,000 Caesars Entertainment Inc. † .......... 30,180
100 Wynn Resorts Ltd. ................ 9,709
39,889
Metals and Mining — 0 .1%
1,000 Newmont Corp. .................. 93,400
Real Estate Investment Trusts — 0 .6%
7,205 Crown Castle Inc. ................. 545,635
Retail — 0 .1%
150 Costco Wholesale Corp. ............. 140,320
Telecommunications — 0 .2%
200 Swisscom AG .................... 154,332
Transportation — 0.0%
100 GATX Corp. ..................... 17,719
TOTAL COMMON STOCKS ........... 4,683,986
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .5%
$ 2,485,000 U.S. Treasury Bills,
3.656 % to 3.698% †† , 09/03/26 to
09/24/26 ...................... 2,465,622
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 77,858,088 ) .............. $ 97,396,122

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt